Discontinued Operations - Summary of Assets and Liabilities Classified as Available For Sale (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets available for sale
Total assets available for sale	$ 53,321,372	$ 0
Liabilities available for sale
Total liabilities available for sale	29,874,831	$ 0
AxoBio [Member] | Discontinued Operations, Disposed of by Sale [Member]
Assets available for sale
Cash and cash equivalents	804,277
Accounts receivable, net	7,713,600
Prepaid expenses	251,086
Inventories	3,038,179
Property and equipment, net	63,384
Intangible assets, net	22,262,568
Goodwill	19,188,278
Total assets available for sale	53,321,372
Liabilities available for sale
Accounts payable	8,520,243
Accrued interest	134,961
Accrued interest, related party	98,982
Other accrued expenses	468,652
Loans payable, current	1,505,070
Related party loans, current	5,610,000
Earnout liability	8,000,000
Deferred income taxes	5,536,923
Total liabilities available for sale	$ 29,874,831